As filed with the Securities and Exchange Commission on April 3, 1998

1933 Act Registration No. 333-22095
1940 Act Registration No. 8118065
_______________________________________

                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 2

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4

                    (Check appropriate box or boxes)

                   IMPACT MANAGEMENT INVESTMENT TRUST
           (exact name of Registrant as Specified in Charter)

             1875 Ski Time Square Drive, Suite One
             Steamboat Springs,  CO                       80487
	(Address of Principal Executive Office)           (Zip Code)

Registrant's Telephone Number, including Area Code: (970) 879-1189

                             Charles R. Clark
                                 Chairman
                    Impact Management Investment Trust
                   1875 Ski Time Square Drive, Suite One
                       Steamboat Springs,  CO 80487
                  (Name and Address of Agent for Service)

Approximate date of proposed sale to the public: immediately upon effectiveness.

It is proposed that this filing will become effective (check appropriate box)

     immediately upon filing pursuant to paragraph (b) on (date), 1998 pursuant to paragraph (b)
  x  60 days after filing pursuant to paragraph (a)(1)
     on (date) pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered:  Shares of Beneficial Interest

IMPACT MANAGEMENT INVESTMENT TRUST
IMPACT MANAGEMENT GROWTH PORTFOLIO
CROSS-REFERENCE SHEET

Between Items Enumerated in Part A
of Form N-1A and Prospectus


     Item Number of Form N-1A                        Location in Prospectus


1.   Cover Page ................................................ Cover Page

2.   Synopsis ................................... Summary of Trust Expenses

3.   Condensed Financial Information ................. Financial Highlights

4.   General Description .......................... Trust Information, IMIT

5.   Management of the Fund ............................. Trust Information

5A.  Management's Discussion of Fund Performance ............. Inapplicable

6.   Capital Stock and Other Securities .............................. IMIT

7.   Purchase of Securities Being Offered .......... How to Purchase Shares

8.   Redemption or Repurchase ........................ How to Redeem Shares

9.   Legal Proceedings ....................................... Inapplicable

                     IMPACT MANAGEMENT INVESTMENT TRUST
                     IMPACT MANAGEMENT GROWTH PORTFOLIO
                          CROSS-REFERENCE SHEET

Between Items Enumerated in Part B
of Form N-1A and Statement of Additional Information

                                                      Location in Statement
     Item Number of Form N-1A                        Additional Information

10.  Cover Page ................................................ Cover Page

11.  Table of Contents .................................. Table of Contents

12.  General Information and History ....... General Information About IMIT

13.  Investment Objectives and .................. Investment Objectives and
     Policies                                Policies; Types of Investments

14.  Management of the Fund .................. Impact Management Investment
                                                           Trust Management

15.  Control Persons and Principal ...................... Impact Management
     Holders of Securities                      Investment Trust Management

16.  Investment Advisory and Other ............ Investment Advisor Services
     Services

17.  Brokerage Allocation .......................... Brokerage Transactions

18.  Capital Stock and Other ..................... IMIT (in the Prospectus)
     Securities

19.  Purchase, Redemption and .............. Purchasing Shares; Determining
     Prices of Securities Being                  Net Asset Value; Redeeming
     Offered                                                         Shares

20.  Tax Status ................................................ Tax Status

21.  Underwriters ................................... Principal Distributor

22.  Calculation of Performance Data ........................ Total Return;
                                                    Performance Comparisons

23.  Financial Statements ............................ Financial Statements

                                PROSPECTUS

                               May __, 1998


IMPACT MANAGEMENT INVESTMENT TRUST
Impact Management Growth Portfolio

1-888-467-2284
(Toll Free)

Impact Management Investment Trust ("IMIT") is an open-end management investment company that offers a means of investing in professionally managed portfolios of securities. This Prospectus offers shares (the "Shares") of Impact Management Growth Portfolio (the "Portfolio") which represent interests in a diversified portfolio of IMIT. The investment objective of the Portfolio is to provide capital appreciation through investing primarily in equity securities of small and medium capitalization companies.

This prospectus contains the information you should read and know before you invest in Shares of the Portfolio. Please read this prospectus carefully and keep this prospectus for future reference. IMIT has filed a Statement of Additional Information dated May __, 1998, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, free of charge, or make inquiries about IMIT and the Portfolio by contacting Albert John & Company, Inc., the Portfolio's sub-administrator, by calling toll-free 1-888-467-2284.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

SUMMARY OF PORTFOLIO EXPENSES ..............  1
GENERAL INFORMATION ........................  2
FINANCIAL HIGHLIGHTS .......................  3
INVESTMENT INFORMATION .....................  4
Investment Objective .......................  4
Investment Policies ........................  4
Securities of Other Investment Companies ...  5
Portfolio Turnover .........................  5
Temporary Defensive Positions ..............  5
RISK FACTORS ...............................  6
Small and Medium Capitalization Stocks .....  6
Over-the-Counter Market.....................  6
Lack of Experience of the Advisor ..........  6
INVESTMENT LIMITATIONS .....................  7
NET ASSET VALUE ............................  8
HOW TO PURCHASE SHARES .....................  8
Investing in the Portfolio .................  8
Purchasing By Mail .........................  9

Purchasing by Wire .........................  9
Minimum Initial and Subsequent Investments .  9
Certificates and Confirmations ............. 10

HOW TO REDEEM SHARES ....................... 10
Written Requests ........................... 10
Signatures ................................. 10
Telephone Redemptions ...................... 11
Receiving Payment .......................... 11
Accounts With Low Balances ................. 11
TRUST INFORMATION .......................... 11
Management of IMIT ......................... 11
Distribution of Shares ..................... 12
Plan of Distribution ....................... 12
Administration of IMIT ..................... 13
Year 2000 .................................. 14
Expenses of the Portfolio .................. 14
Brokerage Transactions ..................... 15
THE TRUST .................................. 15
General Information ........................ 15
Voting Rights .............................. 15
Massachusetts Partnership Law .............. 16

DIVIDENDS, DISTRIBUTIONS AND TAXES ......... 16

Federal Income Tax ......................... 16
PERFORMANCE ADVERTISING .................... 17

                       SUMMARY OF PORTFOLIO EXPENSES

Shareholder Transaction Expense
Maximum Sales Load Imposed on Purchases*               None
Maximum Sales Load Imposed on Reinvested Dividends     None
Deferred Sales Charges                                 None
Redemption Fees                                        None
Exchange Fee                                           None

Estimated Annual Portfolio Operating Expenses
(as a percentage of average net assets)
Management Fees                     1.25%
12b-1 Fees**                        1.00%
Other Expenses                      0.00%+
                                    -----
Total Fund Operating Expenses       2.25%

-------------------------

* The minimum initial investment in Shares is $5,000. Brokers which have not entered into a selling dealer's agreement with the Portfolio's principal distributor may impose a charge on the purchase of Shares, which charge, if imposed, is not imposed by the Portfolio.

** See "Plan of Distribution." Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

+ An annual Administration Fee of $165.00 per account is charged directly to shareholder accounts on a monthly basis. See "Administration of IMIT." Since the Administration Fee does not derive from Portfolio assets, the fee is not included with the Estimated Annual Portfolio Operating Expenses. However, the Administration Fee is taken into account for purposes of the Examples below, representing the amount of all expenses a shareholder will pay on his or her investment in the Portfolio.


The purpose of the tables is to help you understand all expenses and fees that you would bear directly or indirectly as a Portfolio shareholder. However, because the Portfolio is new, only percentage fees which are set by contract can be accurately predicted. Because of the difficulty of predicting the size of the Portfolio, the number of shareholder accounts, or the exact level of expenses, the fees and expenses shown above as estimated are not necessarily reflective of the experience the Portfolio will have during the first year of operations and are subject to potential significant material deviation. The expenses and fees shown are estimates for the current fiscal year ending on September 30, 1998.

Example

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return, (2) redemption at the end of each time period and
(3) reinvestment of all dividends and capital distribution.

                  1 Year             3 Years

                  $188.06            $567.72

For purposes of the following example, the fixed annual administration fee has been prorated to reflect that the minimum investment in the Portfolio is $5,000. Therefore, only one-fifth ($1,000/$5,000) of the administration fee has been applied in calculating the estimated expenses below.

                  1 Year            3 Years

                  $56.06            $169.90

This example should not be considered a representation of past or future expenses or performance. Actual expenses in the future may be greater or lesser than those shown.


GENERAL INFORMATION

IMIT was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. The Declaration of Trust permits IMIT to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. IMIT is an open-end investment company. As of the date of this prospectus, IMIT currently has only one portfolio, Impact Management Growth Portfolio.


The Portfolio seeks appreciation of capital primarily through investment in equity securities of small and medium capitalization companies determined by the investment advisor to have prospects for above-average growth in earnings. There is no assurance the Portfolio can meet its investment objective.

For information on how to purchase Shares, please refer to "How to Purchase Shares." The minimum initial investment in the Portfolio is $5,000. Subsequent investments must be in amounts of at least $1,000. There is no minimum investment or subsequent investment requirement for qualified retirement plans or individual retirement accounts. Shares are sold at net asset value without any sales load. Shares are redeemed at net asset value. For a more complete description, see "How to Redeem Shares."

Shareholder inquiries should be directed to the Portfolio's sub-transfer agent, Albert John & Company, Inc., 616 W. Fifth Avenue, Suite 204, McKeesport, PA 15132, or by calling toll-free 1-888-467-2284.

                          FINANCIAL HIGHLIGHTS

         For the Period June 17, 1997 (commencement of operations) to
                           September 30, 1997

Per Share Data*
   Investment Income                                           $  .01
   Expenses                                                      (.01)
   Net investment income (loss)                                   .00
   Distributions from net investment income                       .00
   Net realized and unrealized (loss) on investments             (.08)
   Distributions from realized gains on investments               .00

   Net decrease in net asset value                               (.08)

   Net asset value:
      Beginning of period                                       10.00

      End of period                                            $ 9.92

Ratios and Supplemental Data
   Total return (not annualized)#                                (.80)%
   Ratio of expenses to average net assets+#                     2.25%
   Ratio of net investment income to average net assets+#        0.00%
   Portfolio turnover rate                                       0.00%
   Average commission rate paid                                $  .1437
   Net assets, end of period                              $501,758
   Shares of beneficial interest outstanding,
     end of period                                          50,567
   Number of shareholder accounts, end of period                17

-----------------------
* Selected data for a share of beneficial interest outstanding throughout the period.
+ Annualized
# Excludes administrative fee charged directly to shareholder accounts.

                           INVESTMENT INFORMATION

Investment Objective

The investment objective of the Portfolio is to provide capital appreciation principally through investing in equity securities of small and medium market capitalization companies. Normally, the Portfolio will be as fully invested as practicable in common stocks and securities convertible into common stocks of those companies, but may also invest up to 5% of its assets in warrants to purchase common stocks. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.


Investment Policies

The Portfolio pursues its investment objective by investing primarily in small and medium sized companies (market capitalization or annual revenues up to $5 billion) which, in the view of the Advisor, have prospects for above-average growth in earnings and the potential for significant capital appreciation. However, the Portfolio may invest in larger capitalization companies, from time to time and in accordance with the Portfolio's investment objective, when the Advisor deems it appropriate. The average market capitalization or annual revenue of the companies held in the Portfolio may fluctuate from time to time as a result of changes in overall market values and the Advisor's taking advantage of specific investment opportunities. In addition, the Portfolio may continue to hold securities of a company whose market capitalization or annual revenue grows above $5 billion subsequent to purchase.

The Advisor selects securities for purchase by the Portfolio on the basis of traditional and proprietary research techniques, including assessment of earnings growth prospects and of the risk and volatility of each company's business. Among other things, the Advisor will seek to identify companies where the restructuring of their basic businesses or reallocations of their assets among their businesses present opportunities for significant share price appreciation. At times, the Portfolio may invest in securities of companies which are deemed by the Advisor to be candidates for acquisition by other entities as indicated by changes in ownership, changes in standard price-to-value ratios, or an examination of other standard analytical indices. The Portfolio may invest in preferred stocks, corporate bonds, debentures, notes and warrants which are convertible into common stock if market conditions are such that the Advisor believes that they present an opportunity for above-average performance over common stocks (See "Risk Factors" below).


The Advisor's investment approach in managing the Portfolio is both quantitative and fundamental, and is significantly focused on quality earnings growth. In seeking to identify investment opportunities for the Portfolio, the Advisor begins by defining a universe of rapidly growing companies with market capitalizations within the parameters described for the Portfolio and with certain quality characteristics. Using proprietary analysis methods and research models that analyze various aspects of successful growth, such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth, the Advisor identifies a pool of growing companies for further analysis. Then, using fundamental research, the Advisor evaluates each company's current growth trends. Through this process, the Advisor seeks to identify companies for inclusion in the Portfolio that possess strong growth characteristics.

Normally, the Portfolio will purchase only securities traded in the United States on registered exchanges or in the over-the-counter market. However, the Portfolio may invest up to 15% of its net assets in illiquid securities, excluding any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board of Trustees.

The Advisor sells securities when it believes that significant appreciation of that security is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Because of this approach with respect to the sale of its investments, the Portfolio may, from time to time, realize short-term gains or losses.

The Portfolio's investment approach will likely result in its being more volatile (both up and down) than the stock market in general, as measured by the S&P 500 Index. Therefore, the Portfolio is only suitable for investors who are long-term investors. The Portfolio is not suitable for short-term investors or those looking for current income. Of course, there can be no assurance that the Portfolio's investment approach will be successful, even over the long term.


Unless indicated otherwise, the investment policies of the Portfolio are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


Securities of Other Investment Companies

The Portfolio may invest up to 10% of its assets in securities of other investment companies. Since all investment companies incur certain operating expenses, such as management fees and accounting fees, similar to the expenses of the Portfolio, any investment by the Portfolio in shares of another investment company would involve duplication of such expenses.


Portfolio Turnover

Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the Advisor believes it is appropriate to do so in light of the Portfolio's investment objectives, without regard to the length of time a particular security may have been held.

The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will not exceed 100%.


Temporary Defensive Positions

For temporary defensive purposes, when the Advisor determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market instruments (consisting of securities issued or guaranteed by the United States government, its agencies or instrumentalities; certificates of deposit; time deposits; bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated in their most recently published financial statements; commercial paper rated in one of the two highest categories by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"); repurchase agreements involving such securities; and, to the extent permitted by applicable law, shares of other investment companies investing solely in money market securities). To the extent that the Portfolio is invested in temporary defensive investments, it will not be pursuing its primary investment objective.

                              RISK FACTORS

The Portfolio is being managed with a view to capital appreciation with a minimum ten-year investment horizon. It is not a suitable investment for short-term investors or for those seeking current income. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio. The value that a shareholder receives upon redemption may be greater or lesser than the value of such shares when purchased. The use of investment techniques such as investing in repurchase agreements involves greater risk than does an investment in a fund that does not engage in these activities.


Small and Medium Capitalization Stocks

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in the Portfolio is most suitable for long-term investors who can bear the risk of these fluctuations. The Portfolio invests extensively in securities of issuers with small or medium market capitalizations. This increased risk may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of management depth or a combination of those factors. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and may be traded in volumes which are significantly smaller than those typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and may be subject to more abrupt or erratic market movements, than securities of larger, more established companies.


Over-the-Counter Market

The Portfolio may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which the Portfolio may invest may not be as great as that of other securities, which means that selling large numbers of those shares may be more difficult in a short period of time, and purchases or sales of other than a small amount of those shares may adversely affect the price thereof.
If the Portfolio was to dispose of such a stock, it might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.


Lack of Experience of the Advisor.


While the Portfolio's Advisor has over twenty years of experience managing money for individual clients, the Advisor has limited prior experience as an investment advisor to a registered investment company, having served in such capacity for the Integrity Portfolios, Inc. in 1991 and 1992.

                           INVESTMENT LIMITATIONS

The investment objectives of the Portfolio and certain investment limitations set forth herein and in IMIT's Statement of Additional Information are fundamental policies of the Portfolio. The Portfolio's fundamental limitations cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

The Portfolio may not:

 -with respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations) or acquire more than 10% of any class of voting securities of any one issuer; or


 -borrow money directly or through reverse repurchase agreements (arrangements in which the Portfolio sells a portfolio security for a percentage of its cash value with an agreement to buy it back on a set date); or

 -sell securities short.

Notwithstanding the foregoing, the Portfolio may borrow up to one-third of the value of its assets from banks if the Advisor believes that because of a large number of redemption requests the Portfolio would be adversely affected by immediately liquidating sufficient securities held by it to meet those redemption requests. The management of the Portfolio believes that in the event of a disorderly market, the consequences of borrowing under the foregoing conditions will be to permit an orderly sale of the necessary amount of securities which will benefit the Portfolio.

The above investment limitations cannot be changed without shareholder approval.

The following limitations may be changed by Trustees without shareholder approval. Shareholders will be notified before any change in these limitations becomes effective.

The Portfolio may not:

 -purchase securities of other investment companies, except in open market transactions limited to not more than 10% of its total net assets, or except as part of a merger, consolidation, or other acquisition;


 -invest more than 15% of its total assets in securities which are not readily marketable;

                             NET ASSET VALUE

The Portfolio's net asset value per Share fluctuates. The net asset value for Shares of the Portfolio is determined by calculating the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of Shares outstanding. Expenses and fees of the Portfolio, including the advisory and the distribution fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

Money market securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.


The net asset value of Shares of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


                           HOW TO PURCHASE SHARES

Investing in the Portfolio

Shares of the Portfolio are distributed through IMPACT Financial Network, Inc. ("IFNI"), the Portfolio's distributor, and are sold on days on which the Exchange is open. IFNI's principal business address is 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80407. IFNI is a wholly-owned subsidiary of Jordan American Holdings, Inc., the Portfolio's Advisor.

No sales load, other than a 12b-1 fee, is imposed upon a purchase of Shares made directly through IFNI or any dealer which has entered into a selling dealer agreement with IFNI. Likewise, no load, other than a 12b-1 fee, will be imposed upon Shares purchased through bank trust departments, investment advisors registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with IFNI. However, investors who purchase Shares through a trust department, investment advisor, or retirement plan may be charged a service fee by that institution which fee, if charged, is not imposed by the Portfolio.

Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. IMIT reserves the right to reject any purchase request.


Purchasing By Mail.

To purchase shares by mail, complete and sign the attached Application and mail it together with a check (in the amount of at least $5,000 for an initial investment or $1,000 for a subsequent investment) made payable to IMPACT MANAGEMENT GROWTH PORTFOLIO to: IMPACT MANAGEMENT GROWTH PORTFOLIO c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

Payment for purchases of shares received by mail will be credited to an account at the next share price calculated for the Portfolio after receipt. Payment does not have to be converted into Federal Funds (monies credited to IMIT's custodian bank by a Federal Reserve Bank) before the Portfolio will accept it for investment.


Purchasing by Wire.

To purchase Shares by wire, contact Albert John & Company, Inc. ("AJCI"), the Portfolio's sub-transfer agent, at 1-888-467-2284 to obtain a shareholder account number and then wire the amount to be invested to Impact Management Growth Portfolio, c/o Fifth Third Bank, the Portfolio's Custodian Bank, at the following address:

                 The Fifth Third Bank
                 ABA # 042000314
                 Impact Management Growth Portfolio
                 Credit Account #728-62611
                 Account Name (your name)
                 Account Number (your personal account number)

Forward a completed Application to the Portfolio of the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the Exchange and the Custodian Bank are open for business.


Minimum Initial and Subsequent Investments

The minimum initial investment in Shares is $5,000. Brokers that have not entered into a selling dealer's agreement with IFNI may impose their own charge on the purchase of Shares. An institutional investor's minimum investment will be calculated by combining all of the accounts it maintains with the Portfolio. Accounts established through a non-affiliated bank or broker may, therefore, be subject to a smaller minimum investment. Accounts established through a qualified retirement plan and Individual Retirement Accounts ("IRAs") are not subject to the minimum investment requirement. The Portfolio reserves the right to vary the initial investment minimum and the minimum for subsequent investments at any time.

Additional investments can be made in amounts of at least $1,000. No minimum applies to subsequent purchases effected through reinvestment of dividends and capital gains or for subsequent purchases through qualified retirement plans or IRAs.



Certificates and Confirmations

As sub-transfer agent for the Portfolio, AJCI maintains a share account for each shareholder. Share certificates will not be issued. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmations are sent to each shareholder to report dividends paid during that period.




                            HOW TO REDEEM SHARES

The Portfolio redeems shares at net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.


Written Requests.

Shares may be redeemed by sending a written request to AJCI. Call toll-free at 1-888-467-2284 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number, and the share or dollar amount requested.


Signatures.

Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with AJCI, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

 -a trust company or commercial bank whose deposits are insured by the Bank
  Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 -a member of the New York, American, Boston, Midwest, or Pacific Stock
  Exchange;

 -a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

 -any other "eligible guarantor institution," as defined in the Securities
  Exchange Act of 1934.

The Portfolio does not accept signatures guaranteed by a notary public.

Telephone Redemptions.

Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing AJCI by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request, accompanied by a signature guarantee, must be sent to AJCI at the address on the back of this prospectus.

Neither the Portfolio nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Portfolio will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Portfolio account number, the name in which his or her bank account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Portfolio fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

The Portfolio reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Portfolio shares by wire or telephone may be modified or terminated at any time by the Portfolio.

The Portfolio and AJCI have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and AJCI reserve the right to amend these standards at any time without notice.


Receiving Payment.

Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.


Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, IMIT may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $5,000 due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $5,000 solely because of a decline in the Portfolio's net asset value.


                            TRUST INFORMATION

Management of IMIT

Board of Trustees.

IMIT is managed by a Board of Trustees. Trustees are responsible for managing IMIT's business affairs and for exercising all IMIT's powers except those reserved for the shareholders.

Investment Advisor.

Jordan American Holdings, Inc., d/b/a Equity Assets Management (the "Advisor") is the Portfolio's investment advisor. Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Portfolio. The Advisor continually conducts investment research and supervision for the Portfolio and is responsible for the purchase or sale of portfolio securities for which it receives an annual fee from the Portfolio.


Advisory Fees.

The Advisor receives an annual investment advisory fee equal to 1.25% of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the Advisor may voluntarily waive some or all of its fee.
The advisory fee is calculated daily and paid to the Advisor on a monthly basis.


Advisor's Background.

The Advisor is a professional investment manager and a registered investment advisor, which was founded in 1972 under the name Equity Assets Management, Inc. Jordan American Holdings, Inc. d/b/a Equity Assets Management, is a publicly held company which trades under the symbol "JAHI". The Advisor's principal place of business is located at 1875 Ski Time Square Drive, Suite One, Steamboat Springs, Colorado 80487. In addition to advising the Portfolio, the Advisor provides investment advisory services to individuals, corporations, foundations, limited partnership, and individual retirement, corporate, and group pension and profit-sharing plans. The Advisor currently has discretionary management authority with respect to approximately $57 million in assets.

The Advisor serves as the investment advisor to the Portfolio under an Investment Advisory Agreement with IMIT (the "Advisory Agreement"). The Advisor makes investment decisions with respect to the assets of the Portfolio and continuously reviews, supervises and administers the investment program of the Portfolio, subject to the supervision of, and policies established by, the Board of Trustees of IMIT. The following persons are responsible for the day-to-day management of the Portfolio's investments:

W. Neal Jordan, Senior Portfolio Manager of Jordan American Holdings, Inc., is the company's founder and has been Senior Portfolio Manager since the company's inception in 1972.

Charles R. Clark, Senior Assistant Portfolio Manager of Jordan American Holdings, Inc. since 1993, has been with the company since 1991. From October 1991 through the end of 1993, he was a Technical Research Analyst for Jordan American Holdings, Inc.


Distribution of Shares

IMPACT Financial Network, Inc. ("IFNI") is the principal distributor for Shares of IMIT. IFNI is located at 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487. It is a Florida corporation organized on
March 7, 1986, and is a wholly-owned subsidiary of Jordan American Holdings, Inc., the Advisor. IFNI does not receive any fee or other compensation except as described under "Plan of Distribution" below.

Plan Of Distribution

IMIT has adopted a plan of distribution ("Plan") on behalf of the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby it may reimburse IFNI or others for expenses actually incurred by IFNI or others in the promotion and distribution of the shares of the Portfolio ("distribution expense") and servicing its shareholders by providing personal services and/or maintaining shareholder accounts ("service fees").

The Portfolio reimburses IFNI and others for distribution expenses and service fees at an annual rate of up to 1.00% (0.25% of which is a service fee) payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to the Shares. Amounts paid under the Plan are paid to IFNI to compensate it for the services provided and the expenses borne by IFNI and others in the distribution of Shares. The Plan is designed to permit an investor to purchase Shares without the assessment of a front-end sales load and at the same time permit the distributor to compensate authorized dealers with respect to such shares.

Other expenses of distribution and marketing in excess of the maximum amounts permitted by the Plan per annum will be borne by IFNI and any amounts paid for the above services will be paid pursuant to a servicing or other agreement. The Plan also covers any payments made by the Portfolio, IFNI, the Advisor, or other parties on behalf of the Portfolio, IFNI or the Advisor to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of Shares issued by the Portfolio within the context of Rule 12b-1.

The Plan was approved by the Board, including a majority of the Trustees who are not "interested persons" of IMIT as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plan or any agreement related thereto, referred to herein as the ("12b-1 Trustees"). The Plan may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding Shares of the Portfolio.

While the Plan continues in effect, the selection of the 12b-1 Trustees is committed to the discretion of such persons then in office. Although the Plan may be amended by the Board of Trustees, any changes in the Plan which would materially increase the amounts authorized to be paid under the Plan must be approved by shareholders of the Portfolio. The total amounts paid under the foregoing arrangements may not exceed the maximum limits specified above, and the amounts and purposes of expenditures under the Plan must be reported to the 12b-1 Trustees quarterly. The amounts allowable under the Plan for the Portfolio are also limited under certain rules of the National Association of Securities Dealers, Inc.


Administration of IMIT

Administrative Services.

IMPACT Administrative Services, Inc., 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487 ("IASI") is responsible for performing and overseeing administrative, fund accounting, dividend disbursing and transfer agent services provided to IMIT and the Portfolio. IASI provides these services for a fee in an amount of $165.00 per account, per year. IASI is a wholly-owned subsidiary of Jordan American Holdings, Inc., the Advisor.

IASI has subcontracted most of these services to Albert John & Company, Inc. ("AJCI"), 616 W. Fifth Avenue, Suite 204, McKeesport, PA 15132. IASI pays AJCI for its services from the $165.00 per account fee received by IASI.

AJCI collects the administrative fee, after receipt of authorization by IASI, by redeeming the relevant number of shares at the net asset value of shares on the last day of each month. The monthly administrative fee is calculated, by dividing the annual fee of $165 by 365 days, and multiplying the result by the number of days the shareholder owned shares of the Portfolio during the applicable month. For purposes of collecting the fee, AJCI redeems in fractional shares to three decimal places.


Custodian.

The custodian for the securities and cash of IMIT is Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263. The Custodian's fee is paid by IASI from its administrative services fee.


Transfer Agent and Dividend Disbursing Agent.

IASI also serves as transfer agent and dividend disbursing agent for the Shares of the Portfolio, and also has subcontracted most of these services to AJCI. IASI and AJCI provide these services for an annual fee which is included in the $165 annual administrative fee paid to IASI for its administrative services.


Independent Auditors.

The independent auditors for the Portfolio are Arthur F. Bell, Jr. & Associates, L.L.C., Heaver Plaza, Suite 200, 1301 York Road, Lutherville, MD 21093.



Year 2000

The services provided to the Portfolio and its shareholders by the Adviser, IFNI, IASI, AJCI and the Custodian depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although, at this time, there can be no assurance that there will be no adverse impact on the Portfolio, the Adviser, IFNI, IASI, AJCI and the Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.


Expenses of the Portfolio

The expenses paid directly by the Portfolio are limited to: (a) management fees; (b) broker's commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Portfolio in connection with its securities transactions; (c) interest; and (d) all taxes and corporate fees payable by the Portfolio to governmental agencies. Otherwise, the Portfolio's expenses are covered under the $165.00 per account administrative fee and include, but are not limited to, the following: (a) fees and expenses of the Portfolio's legal counsel and independent accountants; (b) the fees of any trade association of which the Portfolio is a member; (c) amortization and reimbursements of the organization expenses of the Portfolio and the fees and expenses involved in registering and maintaining registration of the Portfolio and its shares with the U.S. Securities and Exchange Commission, and the preparation and printing of the Portfolio's registration statements and prospectuses for such purposes; (d) allocable communications expenses with respect to investor services and all expenses of shareholders and trustee meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio's business; (f) state filing fees; and (g) compensation for employees of the Portfolio.

Brokerage Transactions

The Advisor makes decisions on portfolio transactions and selects brokers. When selecting brokers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor may give consideration to those firms which have sold or are selling Shares of the Portfolio. It is anticipated that the majority of brokerage transactions will be effected through IFNI, a wholly-owned subsidiary of the Advisor. IFNI will receive brokerage commissions for effecting securities transactions.


                                THE TRUST

General Information

IMIT is a Massachusetts business trust. The Shares offered by this prospectus are shares of the Impact Management Growth Portfolio. IMIT intends to offer other portfolios from time to time. All consideration received by IMIT for shares of any portfolio and all assets of each portfolio belong only to that portfolio and would be subject to only the liabilities related thereto.


Voting Rights

Each share of the Portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in IMIT have equal voting rights. If and when IMIT creates other portfolios, shares in any such portfolios will also be able to vote in elections of Trustees and in certain trust matters. Only holders of shares of a portfolio will be able to vote on matters relating solely to that portfolio.


As a Massachusetts business trust, IMIT is not required to hold annual shareholder meetings, and does not intend to hold annual meetings.


Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by Trustees upon the written request of shareholders owning at least 10% of IMIT's outstanding shares of all series entitled to vote.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of IMIT. To protect its shareholders, IMIT has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of IMIT. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument IMIT or its Trustees enter into or sign.

In the unlikely event that a shareholder is held personally liable for IMIT's obligations, IMIT is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, IMIT will defend any claim made and pay any judgment against a shareholder for any act or obligation of IMIT. Therefore, financial loss resulting from liability as a shareholder will occur only if IMIT itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income and capital gains of the Portfolio is distributed by IMIT at least annually.

Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next Business Day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Federal Income Tax

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of IMIT or its shareholders. Accordingly, you are urged to consult your tax Advisors regarding specific questions as to federal, state and local income taxes. See also the Statement of Additional Information.


Tax Status of IMIT.

Each Portfolio (to the extent there is more than one) will be treated as a separate entity for federal income tax purposes and is not combined with IMIT's other portfolios. IMIT intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. Provided that IMIT qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions.

IMIT will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. IMIT will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Portfolio may be sold with original issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the portfolio has not received any interest payments on such obligations during that period.
Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax Advisor to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.


Tax Treatment of Transactions.

Each sale or redemption of the Portfolio's shares is a taxable event to the
shareholder.   Shareholders are urged to consult their own tax Advisors
regarding the status of their accounts under state and local tax laws.


                          PERFORMANCE ADVERTISING

From time to time, the Portfolio may advertise its total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns.

Total return represents the change, over a specific period of time, in the value of an investment in the Portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.



From time to time, advertisements for the Portfolio may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of the Portfolio to certain indices.

Account Application:

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                             ACCOUNT APPLICATION

1.  ACCOUNT REGISTRATION (Please print or type):
    Please check ONE type of account and complete the mailing address section below:

___ Individual      _________________________________________________________
                    Owner's Name (First Middle, Last)

___ Joint*          _________________________________________________________
                    Joint Owner's Name (First, Middle, Last)
                    * Joint Tenants with right of Survivorship, unless
                      otherwise indicated

___ Uniform Gifts/  _________________________________________________________
    Transfers to    Custodian's Name (only one permitted)
    Minors+
    (UGMA/TJTMA)    _________________________________________________________
                    Minor's Name          Date of Birth    State of UGMA/UTMA
                    (only one permitted)
                    + Minor's social security number must be indicated below.

___ Trust           _________________________________________________________
                    Name of Trustee(s)
                    _________________________________________________________
                    Name of Trust                               Date of Trust


___ Corporation or  _________________________________________________________
    Other Entity    Name of Corporation or other entity     State and Type of
                                                            Organization

Taxpayer Identification Number:______________________________________________
                               Social Security Number or Employer
                               Identification Number

2.  MAILING ADDRESS:

                    _________________________________________________________
                    Street Address
                    _________________________________________________________
                    City                            State            Zip Code
                    _________________________________________________________
                    Day time Phone                  Evening Phone


3. DISTRIBUTIONS (if no election is checked the SHARE OPTION will be assigned).

___ SHARE OPTION - Income distributions and capital gains distributions automatically reinvested in additional shares.

___ INCOME OPTION - Income distributions and short term capital gains distributions paid when declared to shareholder by check, long term capital gains distributions reinvested in additional shares.

___ PAYMENT OPTION - Income distributions and capital gains distributions paid when declared to shareholder by check.

4.  INITIAL INVESTMENT

For information on how to purchase shares, please refer to "How to Purchase Shares" in the prospectus. The minimum initial investment for the Impact Management Growth Portfolio is $5,000.00. Subsequent investments must be in amounts of at least $1,000.00. There is no minimum investment or subsequent investment requirement for qualified retirement plans (not including individual retirement accounts). Shares are sold at net asset value without any sales load. A check made payable to IMPACT MANAGEMENT GROWTH PORTFOLIO in an amount equal to or greater than the stated minimum initial investment must accompany this application

Initial Investment Accompanying this Application: $__________________________


5.  SIGNATURES (all account owners must sign)

By signing below:

I certify that I have received and read the Portfolio's current Prospectus, that I am of legal age, and that have full authority and legal capacity for myself or the organization named below, to make this investment and to use the options selected above.

I authorize the Trust and the Portfolio to act upon my instructions (by phone, in writing or otherwise) believed to be genuine and in accordance with the procedures described in the prospectus for this account. I agree that neither the Trust nor the transfer agent will be liable for any loss, cost or expense for acting on such instructions. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. To the extent that the Trust does not follow its procedures, it may be liable for losses due to unauthorized or fraudulent instructions.

Under penalty of perjury, I certify that:

1.  The Taxpayer Identification Number shown on this application is correct.

2. I am not subject to back-up withholding because (a) I am exempt from back-up withholding under the provisions of section 3408(a)(1)(c) of the Internal Revenue Code or (b) I have not been notified that I am subject to back-up withholding as a result of a failure to report all interest or dividends or (c) the Internal Revenue Service has notified me that I am no longer subject to back-up withholding.

3. A Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive the Taxpayer Identification Number to the Internal Revenue Service Center of Social Security Administration Office. I understand that if I do not provide the Taxpayer Identification Number within 60 days that 20% of all reportable payments will be withheld until I provide the number.

__________________________________________   ________________________________
Signature of Individual Owner, Corporation   Signature of Joint Owner
Officer, Trustee, etc.                       (if Any), Title

__________________________________________
Title of Corporate Officer, Trustee etc.

NOTE: Corporations, trusts and other organizations must complete the resolution form on the following page.

                                RESOLUTIONS

            (This section to be completed by Corporations, Trusts
                         and Other Organizations)

RESOLVED: That this corporation or organization become a shareholder of IMPACT MANAGEMENT GROWTH PORTFOLIO (the "Portfolio"), a portfolio of IMPACT MANAGEMENT INVESTMENT TRUST (the "Trust") and that __________________________ is (are) hereby authorized to complete and execute the Application on behalf of the corporation or organization and to take any action for it as may be necessary or appropriate with respect to its shareholder account with the Trust.

Certificate
I hereby certify that the foregoing resolutions are in conformity with the Charter and By-Laws or other empowering documents of ________________________
                                                      (Name of Organization)

Incorporated or formed under the laws of ___________________
                                              (State)

and were adopted at a meeting of the Board of Directors or Trustees of the organization or corporation duly called and held on _________________________
                                                              (Date)
at which a quorum was present and acting throughout, and that the same are now in full force and effect.

I further certify that the following is (are) duly elected officer(s) of the corporation or organization, authorized to act in accordance with the foregoing resolutions.

Name                                       Title

______________________________________     __________________________________

______________________________________     __________________________________

______________________________________     __________________________________


Witness my hand and seal of the corporation or organization this ___ day of ________________, 19___.


______________________________________     __________________________________
* Secretary Clerk                          Other Authorized officer
                                           (if required)

* If the Secretary or other recording officer is authorized to act by the above resolutions, this certificate must also by signed by another officer.

                            FOR OFFICIAL USE ONLY



Address:_____________________________________________________________________

Rep. Phone No.:______________________________________________________________

Rep. Fax No.:________________________________________________________________

Rep. Name & No.:_____________________________________________________________
                                  (Please Print)

Rep. Signature:______________________________________________________________

=============================================================================

Date Received:_______________________________________________________________

Suitability Questionnaire Approved By:_______________________________________

Date Processed:______________________________________________________________

Account Number:______________________________________________________________


                     IMPACT MANAGEMENT GROWTH PORTFOLIO
                         1875 SKI TIME SQUARE DRIVE
                                 SUITE ONE
                         STEAMBOAT SPRINGS, CO 80487
                          TOLL FREE 1-888-467-2284

IRA Account Application:

                    IMPACT MANAGEMENT INVESTMENT TRUST
                    IMPACT MANAGEMENT GROWTH PORTFOLIO
                 INDIVIDUAL RETIREMENT ACCOUNT APPLICATION


                                INSTRUCTIONS

1. Complete the following and sign:      2. To transfer your IRA account
                                            from another institution or
      Application, and                      broker, please complete the
      Beneficiary Designation Form          enclosed Transfer Form.

                                         3. Make all checks for contributions
                                            payable to: IMPACT MANAGEMENT
                                            GROWTH PORTFOLIO (Please write
                                            the contribution year on the face
                                            of the check.)
-----------------------------------------------------------------------------
1. FULL NAME (Herein after called the Participant)
   Please Print

  _________________________________________________________________________
-----------------------------------------------------------------------------
2. MAILING ADDRESS:
                    _________________________________________________________
___ Home            Street Address

___ Office          _________________________________________________________
                    City                             State           Zip Code
___ P. 0. Box
                    _________________________________________________________
                    Day time Phone                Evening Phone
-----------------------------------------------------------------------------
3. EMPLOYER/BUSINESS INFORMATION

  _________________________________________________________________________
  EmployerlBusiness Name

  _________________________________________________________________________
  Occupation (Optional)

  _________________________________________________________________________
  Address

  _________________________________________________________________________
  City/State/Zip Code
-----------------------------------------------------------------------------
4. TELEPHONE NUMBER

  _________________________________________________________________________
  Primary Number                             Secondary Number

5.  PARTICIPANT HISTORY

  _________________________________________________________________________
  Social Security Number

  _________________________________________________________________________
  Date of birth

  _________________________________________________________________________
  Citizen of
-----------------------------------------------------------------------------
6. BANK REFERENCE

  _________________________________________________________________________
  Name of Bank                    Address                    Account Number
-----------------------------------------------------------------------------
7. OTHER IMPACT MANAGEMENT GROWTH PORTFOLIO ACCOUNTS

  _________________________________________________________________________
  Account Numbers
-----------------------------------------------------------------------------
8. AFFILIATIONS

If you are affiliated with or employed by a securities exchange, association or a corporation controlled by one, or a broker/dealer, please specify the company.

  _________________________________________________________________________
  Company Name              Street Address           City   State  Zip Code
-----------------------------------------------------------------------------
9. TYPE OF ACCOUNT - Select One (A, B, C or D)

A.      ___ Standard (Accumulation) IRA     ___ Spousal IRA
        ___ Guardian IRA                    ___ Beneficiary IRA

(A separate Agreement and account number are required for each account). Attached is a check for $____________________ payable to IMPACT MANAGEMENT GROWTH PORTFOLIO. Total annual contribution may be 100% of compensation includable in gross income or earned income, not to exceed $2,000.

B. Transfer of existing: ___ IRA or ___ IRA Rollover
(Please check one) directly from previous Custodian or Trustee:

C.  ___ IRA Rollover - (please check the applicable box)

    ___ 1. The check for $___________________ payable to IMPACT MANAGEMENT GROWTH PORTFOLIO is being deposited as a rollover contribution which was withdrawn from another IRA, no more than 60 days ago.

    ___ 2. The check for $___________________ payable to IMPACT MANAGEMENT GROWTH PORTFOLIO, or the customer, is a Direct Transfer Rollover from a qualified, employer sponsored retirement plan, 401(k), or pension plan.

Name and address of company distributing the proceeds:

_____________________________________________________________________________

_____________________________________________________________________________

_____________________________________________________________________________

Approximate total value of proceeds being rolled over to IMPACT MANAGEMENT GROWTH PORTFOLIO is $_______________________.
* I understand that if I make any contribution to the funds rolled over from a qualified plan, or otherwise commingle rollover amounts with accumulation amounts, I will have relinquished the right to ultimately roll over the funds distributed to me to another qualified plan.

D. ___ SEP Provision - Check here if the Participant intends to use this Account in connection with a Simplified Employee Pension Plan ("SEP") as described in Section 408(k) of the Internal Revenue Code. Under a Simplified Employee Pension ("SEP"), an individual's employer may contribute under this Agreement on behalf of such individual an amount not in excess of the sum of the lesser of 15% of such individual's Compensation under Code section 402(b) and $30,000, as adjusted for cost-of-living adjustments under Code section 415(d). Contributions under a salary reduction SEP are limited to $9,500 per year for contributions made for tax year 1997 and subsequent years or, if greater, the Code section 402(g) limit then in effect. No Employer may establish a salary reduction SEP on or after January 1, 1997. However, Employees may continue to elect to have the Employer make salary reduction contributions if the terms of the salary reduction SEP on December 31, 1996, provide for salary reduction elections. Employees hired after 1996 may also participate in such a salary reduction SEP.

* An employer must complete IRS Form 5305-SEP to establish a SEP plan. The form does not have to be filed with the IRS, but an original copy must be kept for your records.

Participant Authorization
I understand that I do not have the right to direct the investment and reinvestment of the contributions to my Account and that all investment decisions will be made by Jordan American Holdings, Inc., the Portfolio's Advisor.

Additional Information
In the case of a Rollover IRA or a Combination IRA, Participant certifies that contribution does not include any employee contributions to any qualified plan (other than accumulated deductible employee contributions); that, with respect to a Rollover from another IRA, any assets which the Custodian agrees to accept as a transfer in kind by the Participant are the same assets received by the Participant in the distribution now being rolled over; if the distribution is from an IRA, that no rollover into such IRA has been made within the one-year period immediately proceeding this rollover; and that such distribution was received within 60 days of making the rollover to the Account.
-----------------------------------------------------------------------------
10. INITIAL INVESTMENT

For information on how to purchase shares, please refer to "How to Purchase Shares" in the prospectus. The minimum initial investment for the Impact Management Growth Portfolio is $5,000.00. Subsequent investments must be in amounts of at least $1,000.00. There is no minimum investment or subsequent investment requirement for qualified retirement plans (this does not include individual retirement accounts). Shares are sold at net asset value without any sales load. A check made payable to IMPACT MANAGEMENT GROWTH PORTFOLIO in an amount equal to or greater than the stated minimum initial investment must accompany this application

Initial Investment Accompanying this Application: $__________________________
-----------------------------------------------------------------------------

[The remainder of this page has been intentionally left blank]

11. SIGNATURES (all account owners must sign)

By signing below:

I certify that I have received and read the Portfolio's current Prospectus, that I am of legal age, and that I have full authority and legal capacity for myself or the organization named below, to make this investment and to use the options selected above.

I authorize the Trust and the Portfolio to act upon my instructions (by phone, in writing or otherwise) believed to be genuine and in accordance with the procedures described in the prospectus for this account. I agree that neither the Trust nor the transfer agent will be liable for any loss, cost or expense for acting on such instructions. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. To the extent that the Trust does not follow its procedures, it may be liable for losses due to unauthorized or fraudulent instructions.

Under penalty of perjury, I certify that:

1. The Taxpayer Identification Number shown on this application is correct.

2. I am not subject to back-up withholding because (a) I am exempt from back-up withholding under the provisions of section 3408(a)(1)(c) of the Internal Revenue Code or (b) I have not been notified that I am subject to back-up withholding as a result of a failure to report all interest or dividends or
(c) the Internal Revenue Service has notified me that I am no longer subject to back-up withholding.

3. A Taxpayer Identification Number has not been issued to me and I have mailed or delivered an application to receive the Taxpayer Identification Number to the Internal Revenue Service Center of Social Security Administration Office. I understand that if I do not provide the Taxpayer Identification Number within 60 days that 20% of all reportable payments will be withheld until I provide the number.

Signature of Participant ____________________________ Date __________________

Signature of Participant ____________________________ Date __________________
-----------------------------------------------------------------------------
                            FOR OFFICIAL USE ONLY

Address:_____________________________________________________________________

Rep. Phone No.:______________________________________________________________

Rep. Fax No.:________________________________________________________________

Rep. Name & No.:_____________________________________________________________
                                    (Please Print)
Rep.  Signature:_____________________________________________________________
-----------------------------------------------------------------------------

Date Received:_______________________________________________________________

Suitability Questionnaire Approved By:_______________________________________

Date Processed:______________________________________________________________

Account Number:______________________________________________________________

                       BENEFICIARY DESIGNATION FORM

ACCOUNT HOLDER'S NAME                      ACCOUNT NUMBER:___________________
Please Print

_____________________________________________________________________________

MARITAL STATUS:      ___ Married      ___ Single   (NOTE: Spousal consent may
                                                    be required.  See below.)

In the event of my death, I have designated the following person(s) as Primary Beneficiary(ies) to receive the payment of the value of my IRA in equal proportions unless specific written instructions state differently:

PRIMARY BENEFICIARY OR BENEFICIARIES:
                                           Social
                                 Date of  Security
Name           Sex  Relationship  Birth      No.   Address         Percentage

_____________________________________________________________________________

_____________________________________________________________________________

_____________________________________________________________________________

_____________________________________________________________________________


Special Instructions:________________________________________________________

_____________________________________________________________________________

_____________________________________________________________________________

If none of the above-named Primary Beneficiaries survives me, I designate the following person(s) as Contingent Beneficiary(ies) to receive payment of the value of my IRA in equal proportions unless specific written instructions state differently:

CONTINGENT BENEFICIARY OR BENEFICIARIES:
                                           Social
                                 Date of  Security
Name           Sex  Relationship  Birth      No.   Address         Percentage

_____________________________________________________________________________

_____________________________________________________________________________

_____________________________________________________________________________

_____________________________________________________________________________


Special Instructions:________________________________________________________

_____________________________________________________________________________

_____________________________________________________________________________

SPOUSAL CONSENT

If you are married, and reside in a community property or marital property state and you designate someone other than your spouse as your sole primary beneficiary, your spouse must sign below, and if required in your state, have the signature witnessed by a Notary Public.


I am the spouse of the above-named Participant. I acknowledge that I have received a fair and reasonable disclosure of my spouse's property and financial obligations. Due to the important tax consequences of giving up my interest in this IRA, I have been advised to see a tax professional. I hereby give the Participant any interest that I may have in and to the funds deposited in this IRA and consent to the beneficiary designation(s) indicated above. I assume full responsibility for any adverse consequences that may result. No tax or legal advice was given to me by Impact Management Investment Trust or its representatives.



_________________________________________________    ________________________
Signature of Spouse                                             Date
(if required in Community or Marital Property State)


Notary Acknowledgment (if required)

Sworn to and Subscribed, before, the undersigned officer, a Notary Public, on this ___ day of ___________, 19___.



                                       ______________________________________
SEAL                                                 Notary Public

                                       My Commission Expires:________________


I understand that the Beneficiaries named herein may be changed or revoked by me at any time by filing a new designation in writing with the Trust on a form acceptable to it.


_____________________________________________     ___________________________
Signature of Participant                                       Date

IMPACT MANAGEMENT INVESTMENT TRUST
Impact Management Growth Portfolio
1875 Ski Time Square Drive, Suite One
Steamboat Springs, CO 80487

Investment Advisor
Jordan American Holdings, Inc.
d/b/a Equity Assets Management
1875 Ski Time Square Drive, Suite One
Steamboat Springs, CO 80487

Distributor
IMPACT Financial Network, Inc.
1875 Ski Time Square Drive, Suite One
Steamboat Springs, CO 80487


Administrator, Transfer Agent and Dividend Disbursing Agent
IMPACT Administrative Services, Inc.
1875 Ski Time Square Drive, Suite One
Steamboat Springs, CO 80487

Sub-Administrator, Sub-Transfer Agent and Sub-Dividend Disbursing Agent Albert John & Company, Inc.
616 W. Fifth Avenue
Suite 204
McKeesport, PA 15132


Custodian
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, OH 45263

Independent Auditors
Arthur F. Bell, Jr. & Associates, L.L.C.
Heaver Plaza, Suite 200
1301 York Road
Lutherville, MD 21093


Legal Counsel
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103-7098

                    IMPACT MANAGEMENT INVESTMENT TRUST
                    IMPACT MANAGEMENT GROWTH PORTFOLIO

                    STATEMENT OF ADDITIONAL INFORMATION

                              May __, 1998

Impact Management Growth Portfolio (the "Portfolio") is a diversified portfolio of Impact Management Investment Trust ("IMIT"). IMIT is an open-end, management investment company that offers a means of investing in professionally managed portfolios of securities. This Statement of Additional Information is not a prospectus, but supplements and should be read in conjunction with the prospectus for Impact Management Growth Portfolio dated May __, 1998. To receive a copy of the prospectus, write or call the Portfolio's sub-administrator, toll-free, at 1-888-467-2284. Retain this Statement of Additional Information for future reference.


                         TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE TRUST ....................................  1

INVESTMENT OBJECTIVE AND POLICIES ......................................  1

TYPES OF INVESTMENTS ...................................................  1
     RESTRICTED SECURITIES .............................................  1
     TEMPORARY INVESTMENTS .............................................  1
     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS .....................  2
     LENDING OF PORTFOLIO SECURITIES ...................................  3
     REPURCHASE AGREEMENTS .............................................  3

     PORTFOLIO TURNOVER ................................................  4

INVESTMENT LIMITATIONS .................................................  4

IMPACT MANAGEMENT INVESTMENT TRUST MANAGEMENT ..........................  6
     TRUST OWNERSHIP ...................................................  8
     TRUSTEES' AND OFFICERS' COMPENSATION ..............................  8
     TRUSTEE LIABILITY .................................................  8

INVESTMENT ADVISORY SERVICES ...........................................  8
     ADVISOR TO THE PORTFOLIO ..........................................  8
     ADVISORY FEES .....................................................  9

DISTRIBUTION OF SHARES .................................................  9

DISTRIBUTION PLAN ......................................................  9

ADMINISTRATIVE SERVICES, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT .. 10

BROKERAGE TRANSACTIONS ................................................. 11

PURCHASING SHARES ...................................................... 11

REDEEMING SHARES ....................................................... 11
     REDEMPTION IN KIND ................................................ 12

TAX STATUS ............................................................. 12
     THE TRUST'S TAX STATUS ............................................ 12
     SHAREHOLDERS' TAX STATUS .......................................... 12
     CAPITAL GAINS ..................................................... 12

TOTAL RETURN ........................................................... 12

PERFORMANCE COMPARISONS ................................................ 13

FINANCIAL STATEMENTS ................................................... 14

                    GENERAL INFORMATION ABOUT THE TRUST

Impact Management Growth Portfolio (the "Portfolio") is a portfolio of Impact Management Investment Trust ("IMIT"). IMIT was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. IMIT is an open-end investment company. As of the date of this Statement of Additional Information, IMIT consists of only one portfolio, the Impact Management Growth Portfolio, and offers only one class of shares.


                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to provide capital appreciation principally through investing in equity securities of small and medium market capitalization companies. Normally, the Portfolio will be as fully invested as practicable in common stocks and securities convertible into common stocks of such companies, but may also invest up to 5% of its assets in warrants to purchase common stocks. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described below and in the Prospectus. Unless indicated otherwise, the investment policies of the Portfolio may be changed by the Board of Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


                             TYPES OF INVESTMENTS

The Portfolio invests primarily in equity securities of small and medium sized companies (market capitalization or annual revenue up to $5 billion) which, in the view of the Advisor, have prospects for above-average growth in earnings and potential for significant capital appreciation. These securities are selected by the Advisor on the basis of traditional and proprietary research techniques, including assessment of earnings prospects and of the risk and volatility of each company's business. However, the Portfolio may invest in larger capitalization companies from time to time when the Advisor deems it appropriate.


RESTRICTED SECURITIES

The Portfolio expects that any restricted securities acquired would be either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable.


TEMPORARY INVESTMENTS

The Portfolio may also invest in the following temporary investments from time to time for defensive purposes:


Money Market Instruments

The Portfolio may invest in the following money market instruments:

 -instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

 -prime commercial paper (rated A-1 by Standard and Poor's Ratings Group,
  Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.).


U.S. Government Obligations

The types of U.S. government obligations in which the Portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

 -the full faith and credit of the U.S. Treasury;

 -the issuer's right to borrow from the U.S. Treasury;

 -the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

 -the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

 -Federal Farm Credit Banks;

 -Federal Home Loan Banks;

 -Federal National Mortgage Association;

 -Student Loan Marketing Association; and

 -Federal Home Loan Mortgage Corporation.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Portfolio may purchase and sell securities on a "when issued" or "delayed delivery" basis. "When-issued" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued transactions may be expected to occur a month or more before delivery is due. Delayed delivery is a term used to describe settlement of a securities transactions in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

The Portfolio may engage in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices - not to increase its investment leverage. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.


LENDING OF PORTFOLIO SECURITIES

The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that
(a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United State Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. These risks are similar to the ones involved with repurchase agreements as discussed below. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment of the Portfolio in the securities on loan. It is anticipated that the Portfolio will not engage in the lending of its portfolio securities.


REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' acceptances and other securities outlined above under "Temporary Investments." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the Advisor will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Portfolio's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Portfolio's investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

PORTFOLIO TURNOVER

Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Advisor believes it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held. The Portfolio will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. Portfolio turnover for the period June 17, 1997 (commencement of operations) to September 30, 1997 was 0%.


                           INVESTMENT LIMITATIONS

Concentration Of Investments

The Portfolio will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets at the time of purchase would be invested in any one industry. However, the Portfolio may at times invest 25% or more of the value of its total net assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.


Investing In Real Estate

The Portfolio will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.


Buying On Margin

The Portfolio will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.


Selling Short

The Portfolio will not sell securities short.


Issuing Senior Securities And Borrowing Money

The Portfolio will not issue senior securities, except as permitted by its investment objective and policies, and except that the Portfolio may borrow money only in amounts up to one-third of the value of its net assets, including the amounts borrowed. Any such borrowings shall be from banks. The Portfolio will borrow money only as a temporary, extraordinary, or emergency measure, to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any such borrowings are outstanding.

Lending Cash Or Securities

The Portfolio will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Portfolio's investment objective and policies.


Underwriting

The Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


Investing In Minerals

The Portfolio will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.


Commodities or Commodity Contracts

The Portfolio will not purchase or sell any commodities, or commodities contracts, including futures.


Diversification Of Investments

With respect to 75% of its assets, the Portfolio will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer, nor will the Portfolio acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.


The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.


Investing In Illiquid Securities

The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by Trustees to be liquid.


Investing In Issuers Whose Securities Are Owned By Officers
And Trustees Of IMIT

The Portfolio will not purchase or retain the securities of any issuer if the officers and Trustees of IMIT, or the Advisor, own individually more than 1/2 of 1% of the issuer's securities, or together own more than 5% of the issuer's securities.

Pledging Assets

The Portfolio will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total net assets at the time of the borrowing.


Acquiring Securities

The Portfolio will not purchase securities of a company for the purpose of exercising control or management. However, the Portfolio may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Portfolio. In addition, the Portfolio, other companies advised by the Advisor, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Portfolio and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with IMIT and its affiliates might possibly become directors of companies in which IMIT holds stock.



For purposes of its policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Portfolio has no present intent to borrow money in excess of 5% of the value of its total assets.


             IMPACT MANAGEMENT INVESTMENT TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Impact Management Investment Trust, and principal occupations.

Name:        Charles R. Clark*
Birthdate:   November 16, 1959
             1875 Ski Time Square Drive, Suite One
             Steamboat Springs, Colorado 80487

             Chairman of the Board of Trustees

Occupation:  Chief Executive Officer and Senior Assistant Portfolio Manager
             of Jordan American Holdings, Inc. d/b/a Equity Assets Management since 1993. From October 1991 through the end of 1993, he was a Technical Research Analyst for Jordan American Holdings, Inc.

Name:        Ronald A. Stiller*
Birthdate:   March 28, 1956
             870 Blue Ridge Road
             Pittsburgh, PA 15239

             Trustee and President

Occupation:  National Marketing and Sales Director of Jordan American
             Holdings, Inc. 1997 to present; Founder and President of IMPACT Financial Network 1995-1997; Member of the Board of Directors of Jordan American Holdings, Inc. since 1996. Previously, he was the director of marketing for Security Financial, Inc. from 1990-1995.


Name:        Oleen Eagle
Birthdate:   September 28, 1930
             3215 Chestnut Street
             Murrysville, PA 15668

             Trustee

Occupation:  President of Cornerstone TeleVision since 1995, Vice President and General Manager of Cornerstone TeleVision, 1976-1995, President and Director of Group C since 1991, Vice President and Director of Christian Advance International since 1985, Director of International Christian University of Zaire since 1996.


Name:        Gerald L. Bowyer
Birthdate:   August 31, 1962
             820 Pine Hollow Road
             McKees Rocks, PA 15136

             Trustee

Occupation:  President, Allegheny Institute since 1994; Currently the host of "Focus on the Issues," a syndicated public affairs television program originating on WPCB, Cornerstone TeleVision. He previously served as Director of Youth Opportunities Unlimited from 1993-1995; and worked as a Pension Consultant for John F. Agostin Actuarial Services from 1991-1993.


Name:        Allen L. Zeolla*
Birthdate:   June 19, 1958
             128 Alcan Drive
             Pittsburgh, PA 15239-2361

             Treasurer and Secretary

Occupation:  Assistant Director of Marketing and Sales for Jordan American
             Holdings, Inc. 1997 to present; Financial Consultant, insurance and investment planning services since 1994; previously, served as Service Department Manager for Conco from 1990-1995.


* An "interested person" of IMIT, as defined in the Investment Company Act of 1940, as amended.

TRUST OWNERSHIP

As of March 15, 1998, officers and Trustees of IMIT owned individually and together less than 1% of IMIT's outstanding Shares.

As of March 15, 1998, the following persons owned beneficially more than 5% of the outstanding voting shares of the Portfolio: Gisela Urban, Pittsburgh, PA (5.5%); Thelma D. Schaeffer, Pittsburgh, PA (5.8%).


TRUSTEES' AND OFFICERS' COMPENSATION

Trustees and Officers do not receive any compensation from IMIT.


TRUSTEE LIABILITY

IMIT's Declaration of Trust provides that Trustees will not be liable for errors of judgment or mistakes of fact or law. However, Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                       INVESTMENT ADVISORY SERVICES

ADVISOR TO THE PORTFOLIO

The Portfolio's investment advisor is Jordan American Holdings, Inc. d/b/a Equity Assets Management (the "Advisor"). Jordan American Holdings, Inc. is a publicly held company which trades under the symbol "JAHI". At a special meeting of shareholders of the Portfolio held on January 14, 1998, the shareholders of the Portfolio approved an Amended and Restated Investment Advisory Agreement ("Advisory Agreement") between IMIT on behalf of the Portfolio and the Advisor. The Advisory Agreement became effective on May __, 1998, and has an initial term of two years from the date of effectiveness.
The Advisory Agreement may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of IMIT who are not parties thereto or interest persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment.

The Advisory Agreement provides that Advisor shall not be liable to IMIT, the Portfolio, or any shareholder of the Portfolio for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with IMIT.


ADVISORY FEES

For its advisory services, Jordan American Holdings, Inc. receives an annual investment advisory fee, calculated daily and paid monthly, as described in the prospectus. During the fiscal year ended September 30, 1997, IMIT paid the Adviser $503 for advisory services on behalf of the Portfolio.


                           DISTRIBUTION OF SHARES

IMPACT Financial Network, Inc. ("IFNI") is the principal distributor of Shares of IMIT. IFNI is located at 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487. IFNI is a Florida corporation and is a wholly-owned subsidiary of the Advisor. IFNI does not receive any fee or other compensation except as described under "Distribution Plan" below. For the period June 17, 1997 (commencement of operations) to September 30, 1997, the Distributor received no fee for distribution services to the Portfolio.


                             DISTRIBUTION PLAN

At a special meeting of shareholders of the Portfolio held on January 14, 1998, the shareholders of the Portfolio approved a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for the Portfolio. Pursuant to the Plan, the Portfolio may pay up to a maximum of 1.00% of its average net assets per year for expenses incurred by IFNI or others in the distribution and servicing of Portfolio Shares. The fees are paid on a monthly basis, based on the Portfolio's average daily net assets attributable to the Shares.

Pursuant to the Plan, IFNI as distributor, is entitled to a reimbursement each month for the actual expenses incurred in the distribution and promotion of the Portfolio's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with IFNI. Any expense of distribution in excess of 1.00% per annum will be borne by the Advisor without any reimbursement or payment by the Portfolio.

The Plan also provides that to the extent that the Portfolio, the Advisor, IFNI or other parties on behalf of the Portfolio, the Advisor or IFNI makes payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Portfolio within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plan. In no event shall the payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Portfolio to have monies available for the direct distribution activities of IFNI in promoting the sale of the Portfolio. The Board of Trustees, including the non-interested Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Portfolio and its shareholders.

The Plan has been approved by the Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plan must be renewed annually by the Portfolio's Board of Trustees, including a majority of the Trustees who are non-interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plan and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days' written notice, 2) by IFNI on not more than 60 days' written notice, 3) by vote of a majority of the Portfolio's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with IFNI. IFNI or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Portfolio's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

IFNI is required to report in writing to the Board of Trustees of the Portfolio, at least quarterly, on the amounts and purpose of any payment made under the Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.


                ADMINISTRATIVE SERVICES, TRANSFER AGENT AND
                        DIVIDEND DISBURSING AGENT

IMPACT Administrative Services, Inc., ("IASI") is responsible for performing and overseeing administrative, transfer agent, dividend disbursing and fund accounting services on behalf of the Portfolio. IASI is a wholly-owned subsidiary of Jordan American Holdings, Inc., the Advisor. The fee paid to IASI for services is $165.00 per account, per year. IASI has subcontracted some of these services to Albert John & Company, Inc. ("AJCI"). IASI pays AJCI for its services from the $165.00 per account fee received by IASI.
Total fees charged to shareholder accounts for the period June 17, 1997 (commencement of operations) to September 30, 1997 amount to $114 per account. This entire amount was paid to IMPACT Management Services, Inc., the Portfolio's former administrator.

In addition to the above, the Portfolio's Shareholders pay the transfer agent a fee in the amount of $2.00 per closed account. Closed accounts will remain in the Shareholder files until all Forms 1099 and 5498 have been sent to Shareholders and reported (via magnetic media) to the Internal Revenue Service.


                           BROKERAGE TRANSACTIONS

The Advisor, when effecting the purchases and sales of portfolio securities for the account of the Portfolio, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolio or the Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the Advisor in connection with the Portfolio. Brokerage may also be allocated to dealers in consideration of the Portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Advisor. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Advisor is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Advisor. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Advisor, and the results of such allocations, are subject to periodic review by the Portfolio's Board of Trustees.

It is anticipated that the majority of the Portfolio's brokerage transactions will be effected by IMPACT Financial Network, Inc., IMIT's Distributor and a wholly-owned subsidiary of the Advisor. For the period June 17, 1997 (commencement of operations) to September 30, 1997, the aggregate amount of commissions paid by IMIT to the Distributor was $1,875, representing 100% of total commissions paid by IMIT during that period.


                              PURCHASING SHARES

Except under certain circumstances described in the prospectus, Shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the Prospectus under "How To Purchase Shares."




                              REDEEMING SHARES

The Portfolio redeems Shares at the next computed net asset value after the Portfolio receives the redemption request. Redemption procedures are explained in the prospectus under "How To Redeem Shares."

REDEMPTION IN KIND

IMIT has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which IMIT is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.


                              TAX STATUS

THE TRUST'S TAX STATUS

IMIT will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Portfolio must, among other requirements:

 -derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

 -invest in securities within certain statutory limits; and

 -distribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.


CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Portfolio Shares.

                              TOTAL RETURN

The average annual total return for Shares of the Portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions.

Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                             P(1 + T)^n = ERV

Where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions. Average annual total return for the period June 17, 1997 (commencement of operations) to September 30, 1997 was (.80)%.



To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.


                          PERFORMANCE COMPARISONS

The performance of Shares depends upon such variables as:

 -portfolio quality;
 -average portfolio maturity;
 -type of instruments in which the portfolio is invested;
 -changes in interest rates and market value of portfolio securities; -changes in the Portfolio's expenses; and -various other factors.

The Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of total return.

To help investors evaluate how the Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices and averages. The following publications, indices and averages may be used:

     Standard & Poor's 500 Composite Stock Price Index
     Russell 2000 Index


                            FINANCIAL STATEMENTS

The audited financial statements and financial highlights of the Portfolio for the fiscal period from June 17, 1997 (commencement of operations) to September 30, 1997, as set forth in IMIT's annual report to shareholders, and the report thereon of Arthur F. Bell, Jr. & Associates, L.L.C., independent accountants, are set forth on the following pages.

                   IMPACT MANAGEMENT INVESTMENT TRUST
                   IMPACT MANAGEMENT GROWTH PORTFOLIO
                          FINANCIAL HIGHLIGHTS
         For the Period June 17, 1997 (commencement of operations)
                          to September 30, 1997
                         _______________________

Per Share Data*
Investment Income                                         $    .01
Expenses                                                      (.01)
                                                           --------
Net investment income (loss)                                   .00
Distributions from net investment income                       .00
Net realized and unrealized (loss) on investments             (.08)
Distributions from realized gains on investments               .00
                                                           --------
Net decrease in net asset value                               (.08)

Net asset value:
Beginning of period                                          10.00
                                                           --------
End of period                                             $   9.92
                                                           ========
Ratios and Supplemental Data
Total return (not annualized)#                                (.80)%
Ratio of expenses to average net assets+#                     2.25%
Ratio of net investment income to average net assets+#        0.00%
Portfolio turnover rate                                       0.00%
Average commission rate paid                              $  .1437
Net assets, end of period                                 $501,758
Shares of beneficial interest outstanding, end of period    50,567
Number of shareholder accounts, end of period                   17

_____________________________________
* Selected data for a share of beneficial interest outstanding throughout the period.
+ Annualized
# Excludes administrative fee charged directly to shareholder accounts (see
  Note 4 to financial statements).

                     IMPACT MANAGEMENT INVESTMENT TRUST
                     IMPACT MANAGEMENT GROWTH PORTFOLIO
                     STATEMENT OF ASSETS AND LIABILITIES
                             September 30, 1997
                           ______________________

ASSETS
  Investments in securities, at value                              $162,753
          -identified cost $165,424
  Cash                                                              294,829
  Receivable for shares of beneficial interest sold                  44,793
                                                                    -------
     Total assets                                                   502,375

LIABILITIES
  Investment advisory fee payable                                       503
  Administrative fee payable                                            114
                                                                    -------
     Total liabilities                                                  617
                                                                    -------
NET ASSETS                                                         $501,758
                                                                    =======
NET ASSETS CONSIST OF:
  Accumulated net investment income (loss)                         $    (17)
  Accumulated net realized gain (loss)                                    0
  Unrealized depreciation of investments                             (2,671)
  Paid-in capital applicable to 50,567 no par value shares of
    beneficial interest	outstanding; unlimited number of shares
    authorized                                                      504,446
                                                                    -------
NET ASSETS                                                         $501,758
                                                                    =======
NET ASSET VALUE PER SHARE                                          $   9.92
                                                                    =======

                 See accompanying notes to financial statements.

                      IMPACT MANAGEMENT INVESTMENT TRUST
                      IMPACT MANAGEMENT GROWTH PORTFOLIO
                     SCHEDULE OF INVESTMENTS IN SECURITIES
                              September 30, 1997
                            _______________________

                                                       Shares        Value
Common Stocks - 32.4%

Computers and Technology - 11.3%
  Compaq Computer Corp.*                                  90       $  6,728
  Dell Computer Corp.*                                    70          6,781
  Intergraph Corp.*                                    2,000         21,750
  Summit Technology Inc.*                              2,000         14,750
  Sun Microsystems Inc.*                                 140          6,554
Communications - 7.0%
  Associated Group Inc. - Class A*                       180         12,690
  Scientific Atlanta Inc.                              1,000         22,625
Medical - 7.0%
  Interneuron Pharmaceuticals*                         1,600         19,200
  Vivus Inc.*                                            420         15,750
Restaurants - 4.8%
  Nathans Famous Inc.*                                 6,000         24,375
Other - 2.3%
  Harris & Harris Group Inc.*                          3,300         11,550
                                                                   --------
               Total investments in securities -
                     32.4% of net assets
                       (cost $165,424)                             $162,753
                                                                   ========

___________________________

* Non-income producing security

                See accompanying notes to financial statements

                    IMPACT MANAGEMENT INVESTMENT TRUST
                    IMPACT MANAGEMENT GROWTH PORTFOLIO
                         STATEMENT OF OPERATIONS
         For the Period June 17, 1997 (commencement of operations)
                          to September 30, 1997
                          _____________________

Investment Income
  Interest                                                      $   486
                                                                 -------
Expenses
  Investment advisory fee                                           503
                                                                 -------
    Net investment income (loss)                                    (17)
                                                                 -------
  Unrealized depreciation of investments                         (2,671)
                                                                 -------
  Net (decrease) in net assets resulting from operations        $(2,688)
                                                                 =======

              See accompanying notes to financial statements

                    IMPACT MANAGEMENT INVESTMENT TRUST
                    IMPACT MANAGEMENT GROWTH PORTFOLIO
                    STATEMENT OF CHANGES IN NET ASSETS
           For the Period June 17, 1997 (commencement of operations)
                          to September 30, 1997
                         ______________________

Increase (Decrease) in Net Assets
  Operations
    Net investment income (loss)                                $    (17)
    Unrealized depreciation of investments                        (2,671)
                                                                 --------
      (Decrease) in net assets resulting from operations          (2,688)
                                                                 --------
  Beneficial interest share transactions
    Shares sold (50,579 shares)                                  504,560
    Shares redeemed (12 shares)                                     (114)
                                                                 --------
      Increase in net assets from share transactions             504,446
                                                                 --------
      Total increase in net assets                               501,758

Net assets
  Beginning of period                                                  0
                                                                 --------
  End of period                                                 $501,758
                                                                 ========

              See accompanying notes to financial statements

                    IMPACT MANAGEMENT INVESTMENT TRUST
                    IMPACT MANAGEMENT GROWTH PORTFOLIO
                      NOTES TO FINANCIAL STATEMENTS
                            _________________


Note 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. General Description

Impact Management Investment Trust ("IMIT") was organized as a Massachusetts business trust on December 18, 1996. IMIT is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Impact Management Growth Portfolio (the "Fund") is the initial Series of IMIT. IMIT commenced operations on June 17, 1997 with the sale of 10,000 shares of beneficial interest of the Fund to Jordan American Holdings, Inc. d/b/a Equity Assets Management, (the "Investment Advisor") for cash in the amount of $100,000. IMIT commenced investing in securities on September 16, 1997.

IMIT's fiscal year end is September 30th of each year.


B. Security Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.


C. Method of Reporting

The financial statements are presented in accordance with generally accepted accounting principles, which require the use of certain estimates made by the Fund's management. The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis.


D. Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal or state income tax provision is required.

                    IMPACT MANAGEMENT INVESTMENT TRUST
                    IMPACT MANAGEMENT GROWTH PORTFOLIO
                 NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Note 2. INVESTMENT TRANSACTIONS

Purchases of investment securities during the period were $165,424 with no sales of investment securities occurring. At September 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $165,424 and net unrealized depreciation aggregated $2,671, of which $3,041 related to appreciated investments and $5,712 to depreciated investments.


Note 3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

IMIT has entered into an investment advisory agreement with the Investment Advisor. The Investment Advisor makes investment decisions with respect to the assets of the Fund and continuously reviews, supervises and administers the investment program of the Fund. As compensation for services rendered, the Investment Advisor receives an annual investment advisory fee equal to 2.25% of the Fund's average daily net assets. The investment advisory fee, which may be voluntarily waived in whole or in part by the Investment Advisor, is paid on a monthly basis. Certain officers of IMIT and members of the Board of Trustees are also officers and directors of the Investment Advisor.

A wholly-owned subsidiary of the Investment Advisor, IMPACT Financial Network, Inc., a broker and dealer in securities registered with the Securities and Exchange Commission, earned brokerage fees on the Fund's purchases of investment securities aggregating approximately $1,500 for the period June 17, 1997 (commencement of operations) to September 30, 1997.


Note 4. ADMINISTRATIVE SERVICES

IMIT has entered into an administrative services agreement with IMPACT Management Services, Inc. (the "Administrator"). Under the agreement, the Administrator provides administrative personnel and services necessary to operate the Fund and provides transfer agent and dividend disbursing agent services. The Administrator bears substantially all operating expenses of the Fund, excluding brokerage fees, interest charges and taxes. For these services, the Administrator is paid a fee of $165.00 per account, per year. One twelfth of the annual fee paid to the Administrator is charged to shareholder accounts at each month end as a redemption of shares of beneficial interest. Total fees charged to shareholder accounts amounted to $114 for the period June 17, 1997 (commencement of operations) to September 30, 1997.

                       Independent Auditor's Report

To the Shareholders and Board of Trustees
Impact Management Investment Trust
Impact Management Growth Portfolio


We have audited the accompanying statement of assets and liabilities of Impact Management Growth Portfolio (the "Fund"), a Series of Impact Management Investment Trust, including the schedule of investments in securities, as of September 30, 1997, and the related statements of operations, changes in net assets, and the financial highlights for the period June 17, 1997 (commencement of operations) to September 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Impact Management Growth Portfolio, a Series of Impact Management Investment Trust, as of September 30, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period June 17, 1997 (commencement of operations) to September 30, 1997, in conformity with generally accepted accounting principles.


                                /s/ Arthur F. Bell, Jr. & Associates, L.L.C.
                                    ARTHUR F. BELL, JR. & ASSOCIATES, L.L.C.
                                    Certified Public Accountants


Lutherville, Maryland
November 20, 1997

                                    PART C
                               Other Information

Item 24. Financial Statements and Exhibits

(a) Financial Statements - Impact Management Growth Portfolio

(i) Financial Statements included in Part A of the Registration Statement:
Financial Highlights for the period June 17, 1997 to September 30, 1997.

(ii) Financial Statements included in Part B of the Registration Statement:
Audited Financial Statements for the period June 17, 1997 to September 30,
1997.

(b)  Exhibits

1.  Declaration of Trust dated December 18, 1996*
2.  By-Laws*
3.  Inapplicable
4.  Article III of the Declaration of Trust*

5.  Amended and Restated Investment Advisory Agreement - Form filed herewith
6.  Amended and Restated Underwriting Agreement - Form filed herewith
7.  Inapplicable
8.  Form of Custody Agreement**
9.  (a)  Administrative Services Agreement - Form filed herewith
    (b)  Mutual Fund Services Agreement - Form filed herewith

10. Opinion and Consent of Counsel**
11. Consent of Independent Auditors - filed herewith
12. Inapplicable
13. Subscription Agreement **
14. Inapplicable

15. Distribution Plan pursuant to Rule 12b-1 - Form filed herewith
16. Schedule for computation of performance data - incorporated by reference to Post-Effective Amendment No. 1 filed on January 9, 1998

17. Financial Data Schedule - filed herewith
18. Inapplicable
19. Power of Attorney*

* Incorporated by reference to IMIT's Registration Statement on Form N-1A, which was filed via EDGAR on February 18, 1997.

** Incorporated by reference to Pre-Effective Amendment No. 2 which was filed via EDGAR on June 26, 1997.

Item 25. Persons Controlled by or Under Common Control with Registrant - Inapplicable


Item 26. Number of Holders of Securities

As of March 15, 1998, there were 123 holders of record of the shares of IMIT and the Growth Portfolio.


Item 27.  Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser

Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Fund" and to the section of the Statement of Additional Information captioned "Investment Adviser". Ronald
A. Stiller and Charles R. Clark, Trustees and officers of IMIT are members of the Board of Directors of the Advisor and Mr. Clark is an officer of the Advisor. The Advisor has engaged, and is currently engaged, in providing financial advisement services for individual investors as well as common trust funds.

No director or officer of the Advisor has engaged in any other business during the past two years.


Item 29.  Principal Underwriters

(a) Inapplicable

(b) The following is certain information with respect to the officers and directors of IMPACT Financial Network, Inc., the principal distributor for IMIT, and the Impact Management Growth Portfolio:

                                      Positions               Positions
                                      and Offices             and Offices
                                      with                    with
Name                                  Underwriter             Registrant

W. Neal Jordan
1875 Ski Time Square Drive,
Suite One
Steamboat Springs, CO 80487           President               None

Charles R. Clark
1875 Ski Time Square Drive
Suite One
Steamboat Springs, CO 80487           Vice-President          Trustee

Ronald A. Stiller
870 Blue Ridge Road
Pittsburgh, PA 15239                  Director                President and
                                                              Trustee

(c)  Inapplicable.


Item 30.  Location of Accounts and Records

All such accounts, books and other documents are maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one or more of the following locations:

Registrant, 1875 Ski Time Square Drive, Suite One,
Steamboat Springs, CO 80487,

Jordan American Holdings, Inc. 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487,

IMPACT Administrative Services, Inc., 1875 Ski Time Square Drive, Suite One, Steamboat Springs, CO 80487,

Albert John & Company, Inc., 616 W. Fifth Avenue, Suite 204
McKeesport, PA  15132

The Fifth Third Bank, 38 Fountain Square Plaza
Cincinnati, Ohio 45263.


Item 31.  Management Services

Inapplicable

Item 32.  Undertakings

(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(d) Registrant undertakes to have a majority of the non-interested directors determine at least annually that the arrangement concerning liability insurance for each Series of Impact Management Investment Trust satisfies the standards contained in Section 17(d)-1(d)(7)(i) and (ii) of the Investment Company Act of 1940, as amended.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 30th day of March, 1998.

                                         Impact Management Investment Trust


                                         By: /s/ Ronald A. Stiller*
                                                 President

Pursuant to the requirement of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                       Date

/s/ Charles R. Clark*            Chairman of the             March 30, 1998
    Charles R. Clark             Board of Trustees

/s/ Ronald A. Stiller*           President                   March 30, 1998
    Ronald A. Stiller            Principal
                                 Executive Officer
                                 and Trustee

/s/ Oleen Eagle*                 Trustee                     March 30, 1998
           Oleen Eagle

/s/ Gerald L. Bower*             Trustee                     March 30, 1998
    Gerald L. Bower

/s/ Allen L. Zeolla*             Treasurer/Secretary         March 30, 1998
    Allen L. Zeolla


* By /s/ Charles R. Clark
         Charles R. Clark        Attorney-in-fact
                                 (pursuant to power of attorney)

INDEX TO EXHIBITS

Exhibit No.    Document

24(b)5         Amended and Restated Investment Advisory Agreement

24(b)6         Amended and Restated Underwriting Agreement

24(b)9(a)      Administrative Services Agreement

24(b)9(b)      Mutual Fund Services Agreement

24(b)11        Consent of Independent Auditors

24(b)15        Distribution Plan

24(b)(17)      Financial Data Schedule